SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 27—SUBSEQUENT EVENTS

On April 30, 2018, we entered into an Agreement and Plan of Merger (“Merger Agreement”), with Marriott Vacations Worldwide Corporation (“Marriott Vacations”), Ignite Holdco, Inc. and Ignite Holdco Subsidiary, Inc. (two of our wholly owned subsidiaries), and Volt Merger Sub, Inc. and Volt Merger Sub, LLC (two wholly owned subsidiaries of Marriott Vacations), pursuant to which Marriott Vacations will acquire ILG in a series of transactions (the “Combination Transactions”) and ILG stockholders will receive $14.75 in cash (without interest) and 0.165 shares of common stock of Marriott Vacations for each share of ILG common stock held by such stockholder.  This will result in ILG stockholders owning approximately 43% of Marriott Vacations following the merger transactions.

Consummation of the Combination Transactions is subject to customary conditions, including customary conditions relating to:

•	the approval of the merger by holders of a majority of the outstanding shares of ILG common stock entitled to vote thereon at a duly convened meeting,
•	the approval of the issuance of the stock consideration by Marriott Vacations by a majority of the votes cast at a duly convened meeting of the stockholders of Marriott Vacations, and
•	the receipt of other required regulatory approvals.

The obligation of each party to consummate the merger is also conditioned upon the other party’s representations and warranties being true and correct (subject to certain materiality exceptions) and the other party having performed in all material respects its obligations under the Merger Agreement.

The Merger Agreement contains customary representations and warranties of ILG and Marriott Vacations. Additionally, the Merger Agreement contains customary pre-closing covenants, including covenants requiring each party (1) to use reasonable best efforts to cause the consummation of the transactions contemplated by the Merger Agreement, (2) to conduct its business in the ordinary course and (3) to refrain from taking certain actions prior to the consummation of the transactions without the other party’s consent. The Merger Agreement also contains “no shop” provisions that restrict ILG’s and Marriott Vacations’ ability to solicit or initiate discussions or negotiations with third parties regarding other proposals to acquire ILG or Marriott Vacations, as applicable, and ILG and Marriott Vacations have each agreed to certain terms relating to their ability to respond to such proposals. In addition, the Merger Agreement requires that, subject to certain exceptions, the board of directors of ILG recommend that ILG’s stockholders approve the mergers and that the board of directors of Marriott Vacations recommend that Marriott Vacations’ stockholders approve the issuance of the stock consideration.

Prior to obtaining ILG’s stockholder approval, our board of directors may, among other things, (1) withhold, withdraw, modify or qualify its recommendation of the Combination Transactions or approve, endorse or recommend any Ignite Alternative Transaction (as defined in the Merger Agreement) or (2) terminate the Merger Agreement to enter into an agreement providing for an Ignite Superior Proposal (as defined in the Merger Agreement), subject to complying with notice and other specified conditions, including giving Marriott Vacations the opportunity to propose revisions to the terms of the transactions contemplated by the Merger Agreement during a period following notice, and the payment of the Termination Fee (as defined below). Marriott Vacations has reciprocal rights and obligations under the Merger Agreement.

The Merger Agreement contains specified termination rights for the parties and provides that, in connection with the termination of the Merger Agreement under specified circumstances, including termination of the Merger Agreement by the Company or Marriott Vacations to enter into a definitive agreement for an acquisition proposal that constitutes an Ignite Qualifying Transaction or a Volt Qualifying Transaction, as applicable (each as defined in the Merger Agreement), the Company or Marriott Vacations, as applicable, will be required to pay a termination fee equal to $146 million (such amount, the “Termination Fee”).

The foregoing summary description of the Merger Agreement and the transactions contemplated thereby does not purport to be complete and is qualified in its entirety by reference to the Merger Agreement.

In connection with the transactions contemplated by the Merger Agreement, Qurate Retail, Inc. (formerly Liberty Interactive Corp.) and one of its wholly owned subsidiaries entered into a voting and support with ILG and Marriott Vacations. Subject to certain exceptions set forth therein, Qurate has agreed to vote all of its shares of ILG common stock in favor of the adoption of the Merger Agreement and the transactions contemplated thereby and has also agreed to vote its shares of ILG common stock against any Competing Proposal (as defined in the Voting and Support Agreement) and any actions that are intended to prevent or delay the consummation of the Combination Transactions.